Short-term debt and short-term debt from related parties (Details) - EUR (€)	Sep. 30, 2018	Dec. 31, 2017
Long-term Debt and Capital Lease Obligations.
Short-term debt	€ 1,209,708,000	€ 760,279,000
Short-term debt from related parties	23,400,000	9,000,000
Short-term debt and short-term debt from related parties	1,233,108,000	769,279,000
Commercial paper borrowing limit	1,000,000,000
Remaining borrowing capacity	0	320,000,000
Offset amount	0	318,654,000
Short term borrowing from related party	400,000,000
Commercial paper program
Long-term Debt and Capital Lease Obligations.
Short-term debt	999,869,000	679,886,000
Borrowings under lines of credit
Long-term Debt and Capital Lease Obligations.
Short-term debt	209,461,000	79,313,000
Other
Long-term Debt and Capital Lease Obligations.
Short-term debt	€ 378,000	€ 1,080,000